Credit impairment charges/(release) - Charges, recoveries and reimbursements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	£ (893)	£ 5,237	£ 2,036
Recoveries and reimbursements	240	(399)	(124)
Credit impairment (releases)/charges	(653)	4,838	1,912
Gain on recovery of loans and advances previously written off	66	35
Provision for undrawn contractually committed facilities and guarantees provided
Disclosure of impairment loss and reversal of impairment loss [line items]
Provision for undrawn contractually committed facilities and guarantees provided, impairment charges	(514)	776	71
Provision for undrawn contractually committed facilities and guarantees provided, recoveries and reimbursements	0	0	0
Credit impairment (releases)/charges	(514)	776	71
Total contingent liabilities and financial guarantees
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoveries and reimbursements	(306)	(364)
Gain on recovery of loans and advances previously written off		35
Total contingent liabilities and financial guarantees | Third parties
Disclosure of impairment loss and reversal of impairment loss [line items]
Credit impairment (releases)/charges	306	(364)
Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Loan impairment, impairment charges	(875)	5,084	2,028
Loans impairment, recoveries and reimbursements	240	(399)	(124)
Credit impairment (releases)/charges	(635)	4,685	1,904
Financial assets at fair value through other comprehensive income
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	(8)	2	1
Recoveries and reimbursements	0	0	0
Credit impairment (releases)/charges	(8)	2	1
Financial assets at amortised cost | Loans and advances at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Loans and advances, impairment charges	(361)	4,308	1,957
Loans and advances, recoveries and reimbursements	240	(399)	(124)
Credit impairment (releases)/charges	(121)	3,909	1,833
Cash collateral and settlement balances
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	(4)	2	1
Recoveries and reimbursements	0	0	0
Credit impairment (releases)/charges	(4)	2	1
Other financial assets measured at cost | Financial assets at amortised cost
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges	(6)	149	6
Recoveries and reimbursements	0	0	0
Credit impairment (releases)/charges	£ (6)	£ 149	£ 6